Stockholders' equity - Convertible Preferred Shares (Details) $ in Thousands			1 Months Ended		12 Months Ended
	Mar. 20, 2015	Feb. 23, 2015	May 31, 2015	Sep. 30, 2014 USD ($) shares	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Jun. 30, 2013 USD ($)
Convertible preferred shares
Net consideration						$ 15,812	$ 6,599
Share exchange ratio	0.01	0.01
Series A Preferred Shares
Convertible preferred shares
Stock issued (in shares) | shares				1,758,418
Net consideration				$ 98,872	$ 98,872
Stock issuance costs				$ 4,949
Conversion ratio, initial rate				1
Conversion ratio, third anniversary of the issuance				2
Conversion ratio, initial public offering				1
Conversion ratio, initial public offering, third anniversary				2
Conversion ratio			1